Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2025	Dec. 18, 2024	Jun. 10, 2024	May 31, 2024	May 31, 2023	May 01, 2023	Feb. 28, 2023	May 31, 2022	May 31, 2021	May 19, 2021	Dec. 28, 2020	Dec. 04, 2020	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
C000258541
Account Value [Line Items]
Line Graph and Table Measure Name	North Square Small Cap Value Fund - Class I
Account Value	$ 185,534			$ 205,881	$ 157,053			$ 160,618	$ 166,483				$ 97,129	$ 112,505	$ 128,056	$ 116,835	$ 98,317	$ 100,000
C000258542
Account Value [Line Items]
Line Graph and Table Measure Name	North Square Small Cap Value Fund - Investor Class
Account Value	$ 18,092			20,119	15,390			15,783	16,393				9,588	11,135	12,709	11,625	9,803	10,000
C000222264
Account Value [Line Items]
Line Graph and Table Measure Name	North Square Altrinsic International Equity Fund - Class I
Account Value	$ 1,363,440			1,194,608	1,032,803			1,014,401	1,114,214			$ 1,000,000
C000224843
Account Value [Line Items]
Line Graph and Table Measure Name	North Square Core Plus Bond Fund - Class I
Account Value	$ 11,436			10,601	10,567			11,189	11,826				10,753	10,203	10,617	10,694	9,946	10,000
C000205678
Account Value [Line Items]
Line Graph and Table Measure Name	North Square Dynamic Small Cap Fund - Class A
Account Value	$ 12,288			12,305	9,331	$ 9,423
C000205677
Account Value [Line Items]
Line Graph and Table Measure Name	North Square Dynamic Small Cap Fund - Class I
Account Value	$ 2,502,393			2,498,822	1,891,075			1,876,861	2,094,937				1,290,320	1,296,042	1,415,166	1,124,630	927,240	999,987
C000250358
Account Value [Line Items]
Line Graph and Table Measure Name	North Square Kennedy MicroCap Fund - Class I
Account Value	$ 120,906		$ 100,000
C000222265
Account Value [Line Items]
Line Graph and Table Measure Name	North Square McKee Bond Fund - Class I
Account Value	$ 49,475			46,960	46,018			46,639	50,152	$ 50,000
C000222266
Account Value [Line Items]
Line Graph and Table Measure Name	North Square McKee Bond Fund - Class R6
Account Value	$ 4,943,857			4,688,691	4,579,187			4,630,563	4,969,573		$ 5,000,000
C000205681
Account Value [Line Items]
Line Graph and Table Measure Name	North Square Multi Strategy Fund - Class A
Account Value	$ 21,658			20,150	16,654			16,749	17,621				12,657	11,873	12,483	10,565	9,157	9,426
C000205683
Account Value [Line Items]
Line Graph and Table Measure Name	North Square Multi Strategy Fund - Class I
Account Value	$ 2,368,218			2,197,922	1,811,397			1,818,354	1,908,004				1,364,069	1,272,123	1,328,668	1,121,622	972,008	1,000,000
C000205685
Account Value [Line Items]
Line Graph and Table Measure Name	North Square Preferred and Income Securities Fund - Class I
Account Value	$ 2,762,932			2,540,785	2,090,986			2,065,260	2,096,259				1,529,340	1,398,643	1,307,865	1,128,545	970,754	1,000,000
C000255877
Account Value [Line Items]
Line Graph and Table Measure Name	North Square RCIM Tax-Advantaged Preferred and Income Securities ETF
Account Value	$ 10,231	$ 10,000
C000217840
Account Value [Line Items]
Line Graph and Table Measure Name	North Square Select Small Cap Fund - Class I
Account Value	$ 2,264,815			2,226,202	1,680,828			1,826,978	1,831,560				1,271,297	1,363,629	1,253,039	1,110,324	954,743	1,000,000
C000205671
Account Value [Line Items]
Line Graph and Table Measure Name	North Square Spectrum Alpha Fund - Class A
Account Value	$ 16,140			15,846	12,357			12,642	15,611				10,885	10,757	10,971	8,859	8,293	9,424
C000205673
Account Value [Line Items]
Line Graph and Table Measure Name	North Square Spectrum Alpha Fund - Class I
Account Value	$ 1,759,279			1,724,407	1,339,074			1,367,495	1,685,960				1,172,159	1,155,725	1,175,319	946,420	882,642	1,000,000
C000217841
Account Value [Line Items]
Line Graph and Table Measure Name	North Square Strategic Income Fund - Class A
Account Value	$ 11,496			10,335	9,460		$ 9,630
C000217842
Account Value [Line Items]
Line Graph and Table Measure Name	North Square Strategic Income Fund - Class I
Account Value	$ 1,538,362			1,378,394	1,258,398			1,289,887	1,351,887				1,225,719	1,123,775	1,066,649	1,067,990	1,021,280	1,000,000
C000224841
Account Value [Line Items]
Line Graph and Table Measure Name	North Square Tactical Defensive Fund - Class A
Account Value	$ 14,389			14,648	12,819			13,343	13,301				10,317	11,195	10,980	10,188	8,973	9,426
C000224840
Account Value [Line Items]
Line Graph and Table Measure Name	North Square Tactical Defensive Fund - Class C
Account Value	$ 14,145			14,513	12,794			13,423	13,487				10,538	11,522	11,384	10,642	9,444	10,000
C000224839
Account Value [Line Items]
Line Graph and Table Measure Name	North Square Tactical Defensive Fund - Class I
Account Value	$ 1,560,387			1,585,129	1,383,607			1,436,823	1,429,844				1,107,060	1,198,230	1,173,031	1,085,856	954,160	1,000,000
C000224838
Account Value [Line Items]
Line Graph and Table Measure Name	North Square Tactical Growth Fund - Class A
Account Value	$ 18,102			16,523	14,123			13,977	14,855				11,580	10,870	11,232	10,047	8,932	9,421
C000224836
Account Value [Line Items]
Line Graph and Table Measure Name	North Square Tactical Growth Fund - Class C
Account Value	$ 17,817			16,382	14,110			14,067	15,064				11,841	11,199	11,656	10,502	9,407	10,000
C000224837
Account Value [Line Items]
Line Graph and Table Measure Name	North Square Tactical Growth Fund - Class I
Account Value	$ 1,970,623			1,792,883	1,529,105			1,509,071	1,600,896				1,245,574	1,165,374	1,201,692	1,072,116	950,559	1,000,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 316,483			279,781	219,293			214,920	223,141				155,054	139,107	135,719	117,954	100,223	100,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,648			27,978	21,929			21,492	22,314				15,505	13,911	13,572	11,795	10,022	10,000
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 1,396,754			1,232,475	1,039,832			1,008,948	1,125,801			$ 1,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,596			10,995	10,854			11,091	12,085				12,134	11,090	10,423	10,462	10,299	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 14,492			12,811	10,042	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,164,835			2,797,809	2,192,933			2,149,203	2,231,406				1,550,539	1,391,074	1,357,195	1,179,539	1,002,233	1,000,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 111,696		100,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 48,293			45,793	45,203			46,193	50,331	$ 50,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 4,695,913			4,452,823	4,395,448			4,491,687	4,894,087		$ 5,000,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,648			27,978	21,929			21,492	22,314				15,505	13,911	13,572	11,795	10,022	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,164,835			2,797,809	2,192,933			2,149,203	2,231,406				1,550,539	1,391,074	1,357,195	1,179,539	1,002,233	1,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,159,567			1,099,541	1,085,373			1,109,138	1,208,503				1,213,415	1,108,998	1,042,286	1,046,205	1,029,949	1,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,231	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,164,835			2,797,809	2,192,933			2,149,203	2,231,406				1,550,539	1,391,074	1,357,195	1,179,539	1,002,233	1,000,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,648			27,978	21,929			21,492	22,314				15,505	13,911	13,572	11,795	10,022	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,164,835			2,797,809	2,192,933			2,149,203	2,231,406				1,550,539	1,391,074	1,357,195	1,179,539	1,002,233	1,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,901			10,337	10,204		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,159,567			1,099,541	1,085,373			1,109,138	1,208,503				1,213,415	1,108,998	1,042,286	1,046,205	1,029,949	1,000,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,648			27,978	21,929			21,492	22,314				15,505	13,911	13,572	11,795	10,022	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,648			27,978	21,929			21,492	22,314				15,505	13,911	13,572	11,795	10,022	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,164,835			2,797,809	2,192,933			2,149,203	2,231,406				1,550,539	1,391,074	1,357,195	1,179,539	1,002,233	1,000,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,648			27,978	21,929			21,492	22,314				15,505	13,911	13,572	11,795	10,022	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,648			27,978	21,929			21,492	22,314				15,505	13,911	13,572	11,795	10,022	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,164,835			2,797,809	2,192,933			2,149,203	2,231,406				1,550,539	1,391,074	1,357,195	1,179,539	1,002,233	1,000,000
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 182,785			184,885	151,847			171,569	185,815				103,585	121,423	136,917	117,676	97,250	100,000
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 18,279			18,488	15,185			17,157	18,581				10,359	12,142	13,692	11,768	9,725	10,000
HFRX Absolute Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX Absolute Return Index
Account Value	$ 12,618			12,012	11,379			11,345	11,320				10,533	10,459	10,505	10,205	10,039	10,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 12,040			11,899	9,906	$ 10,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 1,901,386			1,879,112	1,564,427			1,641,226	1,975,361				1,200,356	1,243,104	1,366,724	1,131,726	940,273	1,000,000
Russell Microcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 105,546		$ 100,001
ICE BofA Fixed Rate Preferred Securities Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Fixed Rate Preferred Securities Index
Account Value	$ 1,451,689			1,413,217	1,282,471			1,300,465	1,427,203				1,298,281	1,244,480	1,167,815	1,146,295	1,081,613	1,000,000
ICE BofA Core Plus Fixed Rate Preferred Securities Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Core Plus Fixed Rate Preferred Securities Index
Account Value	$ 9,716	$ 10,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 1,901,386			1,879,112	1,564,427			1,641,226	1,975,361				1,200,356	1,243,104	1,366,724	1,131,726	940,273	1,000,000
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 1,827,851			1,848,846	1,518,472			1,715,694	1,858,146				1,035,851	1,214,234	1,369,170	1,176,756	972,496	1,000,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 19,014			18,791	15,644			16,412	19,754				12,004	12,431	13,667	11,317	9,403	10,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 1,901,386			1,879,112	1,564,427			1,641,226	1,975,361				1,200,356	1,243,104	1,366,724	1,131,726	940,273	1,000,000
Bloomberg Intermediate U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government/Credit Bond Index
Account Value	$ 11,165			10,488	10,216		$ 10,000
Bloomberg Intermediate U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government/Credit Bond Index
Account Value	$ 1,203,573			1,130,597	1,101,243			1,107,111	1,179,806				1,171,280	1,088,551	1,029,564	1,036,748	1,022,445	1,000,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 18,495			16,735	14,798			15,030	16,235				12,932	12,192	11,893	11,064	9,926	10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 18,495			16,735	14,798			15,030	16,235				12,932	12,192	11,893	11,064	9,926	10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 1,849,512			1,673,529	1,479,826			1,502,987	1,623,523				1,293,192	1,219,209	1,189,289	1,106,378	992,648	1,000,000
Morningstar Moderately Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Aggressive Target Risk Index
Account Value	$ 21,047			18,799	16,048			16,252	17,558				13,029	12,472	12,351	11,203	9,750	10,000
Morningstar Moderately Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Aggressive Target Risk Index
Account Value	$ 21,047			18,799	16,048			16,252	17,558				13,029	12,472	12,351	11,203	9,750	10,000
Morningstar Moderately Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Aggressive Target Risk Index
Account Value	$ 2,104,690			$ 1,879,925	$ 1,604,802			$ 1,625,221	$ 1,755,825				$ 1,302,937	$ 1,247,246	$ 1,235,083	$ 1,120,338	$ 974,991	$ 1,000,000